Consolidated Income Statements - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total revenues	$ 29,446	$ 28,945	$ 26,134
Total cost of sales	(19,736)	(19,478)	(18,256)
Gross profit	9,710	9,467	7,878
Selling, general and administrative expenses	(5,132)	(5,162)	(4,895)
Non-order related research and development expenses	(1,166)	(1,219)	(1,127)
Impairment of goodwill	0	0	(311)
Other income (expense), net	(75)	2,632	48
Income from operations	3,337	5,718	1,593
Interest and dividend income	72	51	51
Interest and other finance expense	(130)	(148)	(240)
Losses from extinguishment of debt	0	0	(162)
Non-operational pension (cost) credit	115	166	(401)
Income from continuing operations before taxes	3,394	5,787	841
Income tax expense	(757)	(1,057)	(496)
Income from continuing operations, net of tax	2,637	4,730	345
Income (loss) from discontinued operations, net of tax	(43)	(80)	4,860
Net income	2,594	4,650	5,205
Net income attributable to noncontrolling interests and redeemable noncontrolling interests	(119)	(104)	(59)
Net income attributable to ABB	2,475	4,546	5,146
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,517	4,625	294
Income (loss) from discontinued operations, net of tax	(42)	(79)	4,852
Net income	$ 2,475	$ 4,546	$ 5,146
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 1.33	$ 2.31	$ 0.14
Income (loss) from discontinued operations, net of tax (in dollars per share)	(0.02)	(0.04)	2.30
Net income (in dollars per share)	1.30	2.27	2.44
Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	1.32	2.29	0.14
Income (loss) from discontinued operations, net of tax (in dollars per share)	(0.02)	(0.04)	2.29
Net income (in dollars per share)	$ 1.30	$ 2.25	$ 2.43
Weighted-average number of shares outstanding (in millions) used to compute:
Basic earnings per share attributable to ABB shareholders (in shares)	1,899	2,001	2,111
Diluted earnings per share attributable to ABB shareholders (in shares)	1,910	2,019	2,119
Products
Total revenues	$ 24,471	$ 23,745	$ 21,214
Total cost of sales	(16,804)	(16,364)	(15,229)
Services and other
Total revenues	4,975	5,200	4,920
Total cost of sales	$ (2,932)	$ (3,114)	$ (3,027)